Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss)	$ 1,148,095	$ 152,977	$ (1,850,096)
Adjustments to reconcile net income (loss) to net cash flows
Depreciation, amortization and impairment	284,790	260,844	253,719
Amortization of debt transaction costs	31,704	31,722	38,393
Loss on prepayment and modifications of debt	17,180	0	48,114
Private Placement derivative loss	0	364,214	2,007,089
Foreign currency loss (gain) on debt	73,188	(37,805)	11,278
Non-cash financial loss (gain)	(2,767)	258,623	161,184
Share based compensation expense	88,518	14,111	17,909
Interest income	(84,876)	(69,374)	(48,027)
Interest expense	313,691	348,764	441,554
Other	(1)	(443)	(3,477)
Changes in working capital:
Increase in deferred revenue	543,817	574,765	167,401
Changes in other liabilities and assets	125,211	196,310	126,285
Increase in inventories	(4,307)	(36,554)	(9,224)
Changes in deferred tax assets and liabilities	11,863	9,173	(427)
Changes in other non-current assets and other non-current liabilities	20,327	19,440	15,308
Income taxes paid	(6,123)	(4,758)	(5,652)
Net cash flow from operating activities	2,560,310	2,082,009	1,371,331
Cash flows from investing activities
Investments in property, plant and equipment and intangible assets	(1,026,854)	(917,424)	(673,932)
Capital contribution to associated company	(6,500)	(8,500)	(7,000)
Prepayment for vessel charter	0	0	(2,403)
Interest received	83,629	71,770	45,631
Other	245	443	3,477
Net cash flow used in investing activities	(949,480)	(853,711)	(634,227)
Cash flows from financing activities
Repayment of long-term debt	(2,019,143)	(308,750)	(963,758)
Proceeds from long-term debt	2,130,507	400,988	1,069,088
Transaction costs incurred for long-term debt	(66,016)	(46,730)	(51,252)
Proceeds from initial public offering, net of underwriting discounts and commissions, and offering expenses	0	243,927	0
Taxes paid related to net share settlement of equity awards	0	(124,109)	0
Dividend distribution	0	(18,229)	(49,291)
Proceeds from issuance of ordinary shares from equity plans	22,263	12,294	0
Penalties paid for early extinguishment of debt	0	0	(32,987)
Principal payments for lease liabilities	(39,454)	(30,709)	(20,586)
Interest payments for lease liabilities	(19,014)	(20,872)	(22,763)
Interest paid	(314,240)	(355,080)	(407,759)
Other	(867)	(633)	(343)
Net cash flow used in financing activities	(305,964)	(247,903)	(479,651)
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes, Total	1,304,866	980,395	257,453
Effect of exchange rate changes on cash and cash equivalents	9,406	(4,436)	3,120
Net increase (decrease) in cash and cash equivalents	1,314,272	975,959	260,573
Cash and cash equivalents at January 1	2,489,672	1,513,713	1,253,140
Cash and cash equivalents at December 31	$ 3,803,944	$ 2,489,672	$ 1,513,713